Nature of Business and Summary of Significant Accounting Policies - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)
$ in Millions
	Jun. 30, 2021	Jun. 30, 2020
Cash, cash equivalents, and restricted cash [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	$ 102.4	$ 120.0
Cash, cash equivalents, and restricted cash [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0.0	0.0
Cash, cash equivalents, and restricted cash [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0.0	0.0
Discretionary retirement plan [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	3.4	2.4
Liabilities, Fair Value Disclosure [Abstract]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	3.4	2.4
Discretionary retirement plan [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0.8	1.1
Liabilities, Fair Value Disclosure [Abstract]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0.8	1.1
Discretionary retirement plan [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0.0	0.0
Liabilities, Fair Value Disclosure [Abstract]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0.0	$ 0.0